Insurance technical provisions and pension plans (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	R$ 5,879,921	R$ 6,327,615
Liquid outstanding claims for reinsurance	4,190,074	R$ 4,034,622
Year claims were notified - Up 2007
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	2,140,849
Payments of claims	(2,074,102)
Liquid outstanding claims for reinsurance	66,747
Year claims were notified - Up 2007 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,987,288
Year claims were notified - Up 2007 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,004,988
Year claims were notified - Up 2007 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,038,732
Year claims were notified - Up 2007 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,075,972
Year claims were notified - Up 2007 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,079,897
Year claims were notified - Up 2007 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,081,301
Year claims were notified - Up 2007 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,086,778
Year claims were notified - Up 2007 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,068,574
Year claims were notified - Up 2007 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,076,228
Year claims were notified - Up 2007 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,094,047
Year claims were notified - Up 2007 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,140,849
Year claims were notified - 2008
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,020,756
Payments of claims	(1,003,673)
Liquid outstanding claims for reinsurance	17,083
Year claims were notified - 2008 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	987,998
Year claims were notified - 2008 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,000,730
Year claims were notified - 2008 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,020,530
Year claims were notified - 2008 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,018,008
Year claims were notified - 2008 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,316
Year claims were notified - 2008 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,015,902
Year claims were notified - 2008 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,807
Year claims were notified - 2008 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,021,908
Year claims were notified - 2008 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,024,349
Year claims were notified - 2008 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,020,756
Year claims were notified - 2008 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,115,707
Payments of claims	(1,098,409)
Liquid outstanding claims for reinsurance	17,298
Year claims were notified - 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,062,753
Year claims were notified - 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,082,779
Year claims were notified - 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,105,401
Year claims were notified - 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,100,970
Year claims were notified - 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,109,079
Year claims were notified - 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,119,669
Year claims were notified - 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,118,181
Year claims were notified - 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,112,583
Year claims were notified - 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,115,707
Year claims were notified - 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2009 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,189,843
Payments of claims	(1,151,732)
Liquid outstanding claims for reinsurance	38,111
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,185,750
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,183,274
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,195,472
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,185,871
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,198,856
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,198,607
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,197,508
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,189,843
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,417,352
Payments of claims	(1,361,271)
Liquid outstanding claims for reinsurance	56,081
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,403,227
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,386,518
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,393,915
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,406,376
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,406,472
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,416,009
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,417,352
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,459,181
Payments of claims	(1,398,760)
Liquid outstanding claims for reinsurance	60,421
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,448,969
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,431,243
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,447,741
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,450,511
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,454,750
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,459,181
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,516,747
Payments of claims	(1,428,669)
Liquid outstanding claims for reinsurance	88,078
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,509,781
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,491,911
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,525,941
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,514,898
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,516,747
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,495,266
Payments of claims	(1,307,155)
Liquid outstanding claims for reinsurance	188,111
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,536,697
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,568,941
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,570,227
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,495,266
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,644,051
Payments of claims	(1,337,199)
Liquid outstanding claims for reinsurance	306,852
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,653,008
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,648,842
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,644,051
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,755,802
Payments of claims	(1,499,651)
Liquid outstanding claims for reinsurance	256,151
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,741,563
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,755,802
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,771,294
Payments of claims	(1,280,837)
Liquid outstanding claims for reinsurance	490,457
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,771,294
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	16,526,848
Payments of claims	(14,941,458)
Liquid outstanding claims for reinsurance	1,585,390
Year claims were notified - Total | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	R$ 0